Share-based Awards (Tables)	9 Months Ended
Sep. 30, 2013
Summary of Stock Option Activity
The following table summarizes option activity for the nine months ended September 30, 2013:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2012	4,350,631	$23.01	$9.17

Granted	254,650	$32.90	$12.03
Exercised	(866,350)	$21.95	$8.75
Forfeited	(335,250)	$25.53	$10.09

Outstanding at September 30, 2013	3,403,681	$23.77	$9.40	4.46

Exercisable at September 30, 2013	1,858,811	$24.24	$8.72	3.17

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options for the nine months ended September 30, 2013:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2012	2,094,533	$22.43	$9.17

Granted	254,650	$32.90	$12.03
Vested	(592,483)	$24.80	$9.81
Forfeited	(211,830)	$22.82	$9.36

Non vested outstanding at September 30, 2013	1,544,780	$23.20	$9.36

Schedule of Weighted Average Fair Values and Assumptions Used
The weighted average fair value of options granted during the nine months ended September 30, 2013 and September 30, 2012 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions used were as follows:

	Nine Months Ended

	September 30,	September 30,
	2013	2012

Weighted average fair value	$12.03	$9.56
Assumptions:
Expected volatility	41%	50%
Dividend yield	0%	0%
Risk-free interest rate	0.83%	0.76%
Expected life	5 years	5 years

Summary of RSU and PSU Activity
The following table summarizes RSU activity for the nine months ended September 30, 2013:

	PSU Outstanding Number of Shares	PSU Weighted Average Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Fair Value	RSU Weighted Average Remaining Contractual Life

Outstanding at December 31, 2012	-	-		496,000	$20.26

Granted	359,570	$33.09		393,683	$34.40
Shares vested	-	-		(50,000)	$22.30
Forfeited	-	-		-	-

Outstanding at September 30, 2013	359,570	$33.09	2.60	839,683	$26.77	1.99

Non-Cash Stock Compensation Expense
Non-cash stock compensation expense for the three and nine months ended September 30, 2013 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012
	(In thousands)		(In thousands)
Direct costs	$2,271	$1,643	$5,283	$4,526
Selling, general and administrative	1,851	1,338	4,305	3,688
Restructuring and other items (note 4)	-	-	-	620

	$4,122	$2,981	$9,588	$8,834